Document and Entity Information	12 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 30, 2012
Registrant Name	NUVEEN INVESTMENT TRUST
Central Index Key	0001013881
Amendment Flag	false
Document Creation Date	Apr. 19, 2013
Document Effective Date	Apr. 19, 2013
Prospectus Date	Oct. 31, 2012